CONCENTRATION OF RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 15,800,498	$ 15,478,337	$ 11,828,316
Revenue Benchmark [Member] | One Customers
Concentration Risk, Percentage	10.40%
Revenue Benchmark [Member] | Two Customers
Concentration Risk, Percentage		12.10%	10.80%
Accounts Receivable [Member] | Two Customers
Concentration Risk, Percentage		15.10%	10.80%
Accounts Receivable [Member] | One Customer
Concentration Risk, Percentage	8.30%
Purchases [Member] | First Vendor
Concentration Risk, Percentage	26.48%	54.84%	49.20%
Purchases [Member] | Second Vendor
Concentration Risk, Percentage	25.32%	31.53%	43.60%
Accounts Payable [Member] | First Vendor
Concentration Risk, Percentage			62.40%
Accounts Payable [Member] | Second Vendor
Concentration Risk, Percentage			17.10%
Accounts Payable [Member] | One Vendor
Concentration Risk, Percentage	30.70%	14.00%